Equity Incentive Schemes and Stock Compensation Charges - Schedule of Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 104,530	$ 45,870	$ 55,667
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	56,984	26,046	26,595
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 47,546	$ 19,824	$ 29,072